Issuance of Units	6 Months Ended
Jun. 30, 2020
Issuance Of Units
Issuance of Units

NOTE 8 – ISSUANCE OF UNITS

In December 2019, Navios Partners authorized the granting of 4,000 restricted common units, which were issued on December 18, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The effect of compensation expense arising from the restricted common units described above amounted to $9 and $18 for the three and six month periods ended June 30, 2020 and was presented under the caption “General and administrative expenses” in the condensed Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during the three month period ended June 30, 2020. As of June 30, 2020, none of the restricted common units issued in December 2019 were vested.

On April 25, 2019, Navios Partners announced that its Board of Directors had approved 1-for-15 reverse stock split of its issued and outstanding shares of common units and general partner units. The reverse stock split was effective on May 21, 2019 and the common units commenced trading on such date on a split adjusted basis.

In February 2019, Navios Partners authorized the granting of 25,396 restricted common units, which were issued on February 1, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The fair value of restricted common units was determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Navios Partners also issued 518 general partnership units to its general partner for net proceeds of $8. The effect of compensation expense arising from the restricted common units described above for the three and six month periods ended June 30, 2020, amounted to $27 and $61, respectively, and was presented under the caption “General and administrative expenses” in the condensed Consolidated Statements of Operations.

In January 2019, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $50,000 of the Company’s common units over a two year period. The program does not require any minimum repurchase or any specific number of common units and may be suspended or reinstated at any time in Navios Partners’ discretion and without notice. The Board of Directors will review the program periodically. Repurchases are subject to restrictions under Navios Partners’ credit facilities. As of June 30, 2020, Navios Partners had repurchased and cancelled 312,952 common units on a split adjusted basis, for a total cost of approximately $4,499.

Restricted common units outstanding and not vested were 140,191 shares on a split adjusted basis as of June 30, 2020.

The effect of compensation expense arising from the restricted common units granted in December 2018 and 2017, amounted to $202 and $404 for the three and six month periods ended June 30, 2020 and was presented under the caption “General and administrative expenses” in the condensed Consolidated Statements of Operations.

As of June 30, 2020, the estimated compensation cost relating to service conditions of non-vested restricted common units granted in 2017, 2018 and 2019 not yet recognized was $1,042.

Navios Holdings currently owns an approximately 18.8% common unit interest in Navios Partners. The General Partner currently owns a 2.1% general partner interest in Navios Partners.